Restricted cash and other assets (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Restricted Cash And Other Assets 1	$ 8,400,000
Restricted Cash And Other Assets 2	8,400,000
Restricted Cash And Other Assets 3	6,500,000
Restricted Cash And Other Assets 4	16,800,000
Restricted Cash And Other Assets 5	6,500,000
Restricted Cash And Other Assets 6	1,900,000
Restricted Cash And Other Assets 7	700,000
Restricted Cash And Other Assets 8	600,000
Restricted Cash And Other Assets 9	800,000
Restricted Cash And Other Assets 10	$ 700,000